Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.75%
Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	22.78%
Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.26%
Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower Lifetime 2015 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.16%
Empower Lifetime 2015 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2015 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.27%
Empower Lifetime 2015 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2015 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Lifetime 2015 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.28%
Empower Lifetime 2015 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.69%
Empower Lifetime 2015 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2015 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Lifetime 2015 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.99%
Empower Lifetime 2015 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
Empower Lifetime 2015 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Lifetime 2015 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.47%
Empower Lifetime 2015 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Lifetime 2015 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.26%
Empower Lifetime 2015 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.16%
Empower Lifetime 2015 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2015 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.27%
Empower Lifetime 2015 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2015 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Lifetime 2015 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.28%
Empower Lifetime 2015 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.69%
Empower Lifetime 2015 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2015 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Lifetime 2015 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.99%
Empower Lifetime 2015 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
Empower Lifetime 2015 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Lifetime 2015 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.47%
Empower Lifetime 2015 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Lifetime 2015 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.26%
Empower Lifetime 2015 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.16%
Empower Lifetime 2015 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2015 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.27%
Empower Lifetime 2015 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2015 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Lifetime 2015 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.28%
Empower Lifetime 2015 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.69%
Empower Lifetime 2015 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2015 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Lifetime 2015 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.99%
Empower Lifetime 2015 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.17%
Empower Lifetime 2015 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Lifetime 2015 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.47%
Empower Lifetime 2015 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Lifetime 2015 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.26%
Empower Lifetime 2020 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.59%
Empower Lifetime 2020 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Lifetime 2020 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2020 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2020 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2020 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
Empower Lifetime 2020 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Lifetime 2020 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2020 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2020 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.69%
Empower Lifetime 2020 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.54%
Empower Lifetime 2020 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
Empower Lifetime 2020 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Lifetime 2020 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.46%
Empower Lifetime 2020 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Lifetime 2020 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2020 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.59%
Empower Lifetime 2020 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Lifetime 2020 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2020 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2020 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2020 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
Empower Lifetime 2020 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Lifetime 2020 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2020 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2020 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.69%
Empower Lifetime 2020 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.54%
Empower Lifetime 2020 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
Empower Lifetime 2020 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Lifetime 2020 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.46%
Empower Lifetime 2020 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Lifetime 2020 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2020 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.59%
Empower Lifetime 2020 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Lifetime 2020 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2020 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2020 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2020 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
Empower Lifetime 2020 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.82%
Empower Lifetime 2020 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2020 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2020 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.69%
Empower Lifetime 2020 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.54%
Empower Lifetime 2020 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
Empower Lifetime 2020 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Lifetime 2020 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.46%
Empower Lifetime 2020 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Lifetime 2020 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Empower Lifetime 2025 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.81%
Empower Lifetime 2025 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
Empower Lifetime 2025 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2025 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%
Empower Lifetime 2025 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.08%
Empower Lifetime 2025 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%
Empower Lifetime 2025 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	16.92%
Empower Lifetime 2025 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2025 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Lifetime 2025 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.84%
Empower Lifetime 2025 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.06%
Empower Lifetime 2025 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
Empower Lifetime 2025 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Lifetime 2025 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	39.83%
Empower Lifetime 2025 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Empower Lifetime 2025 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.77%
Empower Lifetime 2025 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.81%
Empower Lifetime 2025 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
Empower Lifetime 2025 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2025 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%
Empower Lifetime 2025 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.08%
Empower Lifetime 2025 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%
Empower Lifetime 2025 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	16.92%
Empower Lifetime 2025 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2025 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Lifetime 2025 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.84%
Empower Lifetime 2025 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.06%
Empower Lifetime 2025 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
Empower Lifetime 2025 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Lifetime 2025 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	39.83%
Empower Lifetime 2025 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Empower Lifetime 2025 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.77%
Empower Lifetime 2025 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.81%
Empower Lifetime 2025 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
Empower Lifetime 2025 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Lifetime 2025 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2025 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%
Empower Lifetime 2025 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.08%
Empower Lifetime 2025 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%
Empower Lifetime 2025 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	16.92%
Empower Lifetime 2025 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2025 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Lifetime 2025 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.84%
Empower Lifetime 2025 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.06%
Empower Lifetime 2025 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
Empower Lifetime 2025 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Lifetime 2025 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	39.83%
Empower Lifetime 2025 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Empower Lifetime 2025 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.77%
Empower Lifetime 2030 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2030 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Empower Lifetime 2030 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2030 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.68%
Empower Lifetime 2030 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
Empower Lifetime 2030 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
Empower Lifetime 2030 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Lifetime 2030 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.82%
Empower Lifetime 2030 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.37%
Empower Lifetime 2030 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Empower Lifetime 2030 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2030 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Empower Lifetime 2030 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Empower Lifetime 2030 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2030 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2030 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Empower Lifetime 2030 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2030 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.68%
Empower Lifetime 2030 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
Empower Lifetime 2030 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
Empower Lifetime 2030 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Lifetime 2030 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.82%
Empower Lifetime 2030 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.37%
Empower Lifetime 2030 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Empower Lifetime 2030 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2030 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Empower Lifetime 2030 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Empower Lifetime 2030 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2030 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2030 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Empower Lifetime 2030 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2030 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.68%
Empower Lifetime 2030 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
Empower Lifetime 2030 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
Empower Lifetime 2030 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Lifetime 2030 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.82%
Empower Lifetime 2030 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.37%
Empower Lifetime 2030 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Empower Lifetime 2030 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2030 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Empower Lifetime 2030 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Empower Lifetime 2030 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%
Empower Lifetime 2035 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Lifetime 2035 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Lifetime 2035 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.75%
Empower Lifetime 2035 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	22.78%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.26%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Lifetime 2035 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2035 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower Lifetime 2035 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.62%
Empower Lifetime 2035 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.49%
Empower Lifetime 2035 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.89%
Empower Lifetime 2035 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.77%
Empower Lifetime 2035 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2035 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Empower Lifetime 2035 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.62%
Empower Lifetime 2035 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.49%
Empower Lifetime 2035 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.89%
Empower Lifetime 2035 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.77%
Empower Lifetime 2035 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2035 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Empower Lifetime 2035 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Lifetime 2035 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Lifetime 2035 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.75%
Empower Lifetime 2035 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	22.78%
Empower Lifetime 2035 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.26%
Empower Lifetime 2035 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Lifetime 2035 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2035 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower Lifetime 2035 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.62%
Empower Lifetime 2035 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.49%
Empower Lifetime 2035 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.89%
Empower Lifetime 2035 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Empower Lifetime 2035 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.77%
Empower Lifetime 2035 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2035 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Empower Lifetime 2040 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower Lifetime 2040 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2040 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Lifetime 2040 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.71%
Empower Lifetime 2040 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%
Empower Lifetime 2040 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Lifetime 2040 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Empower Lifetime 2040 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2040 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.06%
Empower Lifetime 2040 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower Lifetime 2040 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2040 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2040 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2040 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Lifetime 2040 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.71%
Empower Lifetime 2040 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%
Empower Lifetime 2040 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Lifetime 2040 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Empower Lifetime 2040 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2040 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.06%
Empower Lifetime 2040 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower Lifetime 2040 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2040 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2040 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Empower Lifetime 2040 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Lifetime 2040 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Lifetime 2040 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.71%
Empower Lifetime 2040 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Empower Lifetime 2040 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%
Empower Lifetime 2040 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Lifetime 2040 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Empower Lifetime 2040 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2040 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.06%
Empower Lifetime 2045 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.76%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.77%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Lifetime 2045 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2045 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2045 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.68%
Empower Lifetime 2045 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.46%
Empower Lifetime 2045 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
Empower Lifetime 2045 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2045 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.53%
Empower Lifetime 2045 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2045 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Lifetime 2045 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.76%
Empower Lifetime 2045 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.77%
Empower Lifetime 2045 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Lifetime 2045 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2045 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2045 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.68%
Empower Lifetime 2045 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.46%
Empower Lifetime 2045 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
Empower Lifetime 2045 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2045 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.53%
Empower Lifetime 2045 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2045 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Lifetime 2045 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2045 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.76%
Empower Lifetime 2045 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.77%
Empower Lifetime 2045 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Lifetime 2045 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Lifetime 2045 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2045 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.68%
Empower Lifetime 2045 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.46%
Empower Lifetime 2045 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
Empower Lifetime 2045 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2045 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.53%
Empower Lifetime 2045 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2045 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.35%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.58%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2050 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2050 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2050 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower Lifetime 2050 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2050 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.66%
Empower Lifetime 2050 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.84%
Empower Lifetime 2050 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.52%
Empower Lifetime 2050 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.26%
Empower Lifetime 2050 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Lifetime 2050 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower Lifetime 2050 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.35%
Empower Lifetime 2050 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.58%
Empower Lifetime 2050 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2050 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2050 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2050 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2050 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower Lifetime 2050 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2050 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.66%
Empower Lifetime 2050 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.84%
Empower Lifetime 2050 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.52%
Empower Lifetime 2050 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.26%
Empower Lifetime 2050 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Lifetime 2050 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower Lifetime 2050 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2050 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.35%
Empower Lifetime 2050 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.58%
Empower Lifetime 2050 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2050 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2050 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Empower Lifetime 2050 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Lifetime 2050 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower Lifetime 2050 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Empower Lifetime 2050 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.66%
Empower Lifetime 2050 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.84%
Empower Lifetime 2050 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.52%
Empower Lifetime 2050 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.26%
Empower Lifetime 2050 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Lifetime 2050 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower Lifetime 2050 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.31%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.15%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2055 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2055 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower Lifetime 2055 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2055 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.69%
Empower Lifetime 2055 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.61%
Empower Lifetime 2055 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2055 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2055 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Empower Lifetime 2055 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Empower Lifetime 2055 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.31%
Empower Lifetime 2055 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.15%
Empower Lifetime 2055 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2055 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2055 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower Lifetime 2055 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2055 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.69%
Empower Lifetime 2055 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.61%
Empower Lifetime 2055 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2055 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2055 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Empower Lifetime 2055 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Empower Lifetime 2055 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Empower Lifetime 2055 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.31%
Empower Lifetime 2055 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.15%
Empower Lifetime 2055 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Empower Lifetime 2055 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2055 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower Lifetime 2055 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2055 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.69%
Empower Lifetime 2055 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.61%
Empower Lifetime 2055 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2055 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2055 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Empower Lifetime 2055 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Empower Lifetime 2055 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Empower Lifetime 2060 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.92%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2060 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2060 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2060 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2060 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2060 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.23%
Empower Lifetime 2060 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.05%
Empower Lifetime 2060 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.07%
Empower Lifetime 2060 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2060 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2060 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2060 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%
Empower Lifetime 2060 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.92%
Empower Lifetime 2060 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Lifetime 2060 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2060 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2060 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2060 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2060 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2060 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.23%
Empower Lifetime 2060 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.05%
Empower Lifetime 2060 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.07%
Empower Lifetime 2060 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2060 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2060 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2060 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%
Empower Lifetime 2060 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.92%
Empower Lifetime 2060 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Empower Lifetime 2060 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2060 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2060 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2060 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.46%
Empower Lifetime 2060 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Lifetime 2060 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.23%
Empower Lifetime 2060 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.05%
Empower Lifetime 2060 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.07%
Empower Lifetime 2060 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2060 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2060 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Lifetime 2060 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%
Empower Lifetime 2065 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.06%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.63%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2065 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2065 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2065 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
Empower Lifetime 2065 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Empower Lifetime 2065 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2065 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
Empower Lifetime 2065 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2065 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Empower Lifetime 2065 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2065 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2065 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
Empower Lifetime 2065 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Lifetime 2065 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Empower Lifetime 2065 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.06%
Empower Lifetime 2065 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.63%
Empower Lifetime 2065 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2065 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2065 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2065 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2065 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
Empower Lifetime 2065 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Empower Lifetime 2065 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2065 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
Empower Lifetime 2065 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2065 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Empower Lifetime 2065 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2065 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2065 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
Empower Lifetime 2065 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Lifetime 2065 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Empower Lifetime 2065 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	27.06%
Empower Lifetime 2065 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.63%
Empower Lifetime 2065 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2065 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2065 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
Empower Lifetime 2065 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Empower Lifetime 2065 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2065 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
Empower Lifetime 2065 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2065 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Empower Lifetime 2065 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Lifetime 2065 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Empower Lifetime 2065 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
Empower Lifetime 2065 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Lifetime 2065 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%